Related Parties (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 05, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Parties (Textual)
Management fee		$ 62,500	$ 62,500	$ 250,000	$ 183,790
Service fee to manager		$ 62,500		$ 62,500
Management Services Agreement [Member]
Related Parties (Textual)
Description of gross income	Expected to exceed, 9.5% of 1847 Holdings' gross income with respect to such fiscal year.
Description of offsetting management services agreement	The Company appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500; provided, however, that, (i) pro-rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of 1847 Holdings' gross income with respect to such fiscal year, then the management fee to be paid by the Company for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of 1847 Holdings, until the aggregate amount of the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of 1847 Holdings' gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the aggregate amount of the parent management fee (as defined in the offsetting management services agreement) with respect to such fiscal quarter, then the management fee to be paid by the Company for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid by the Company, together with all other management fees paid or to be paid by all other subsidiaries of 1847 Holdings to the Manager, in each case, with respect to such fiscal quarter, does not exceed the parent management fee calculated and payable with respect to such fiscal quarter.